Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share

	Year Ended December 31,
	2020	2021	2022

	(in thousands except per share amounts)
Numerator
Net loss attributable to Inspirato Incorporated	$(540)	$(22,218)	$(24,057)
Denominator
Basic and diluted weighted average common units and Class A shares outstanding	105,543	105,513	52,310
Basic and diluted net loss attributable to Inspirato Incorporated per common unit and Class A share	$(0.01)	$(0.21)	$(0.46)

Schedule of anti-dilutive securities

	Year Ended December 31,
	2020	2021	2022

	(in thousands)
Restricted stock units	—	—	3,876
Stock options	10,727	7,999	6,883
Preferred warrants	509	509	59
Common stock warrants	—	—	8,242
Profit interests	6,287	9,280	1,068
Anti-dilutive securities	17,523	17,788	20,128